Short-term Borrowings	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Short-term Borrowings
6.
SHORT-TERM BORROWINGS

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
Short-term bank borrowings (i)	6,724,904	4,190,763
Loans from investor C (ii)	2,086,695	2,095,382
Short-term borrowings	8,811,599	6,286,145

(i)
Short-term bank borrowings

Short-term bank borrowings consist of RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. The weighted average interest rates for the outstanding short-term bank borrowings as of December 31, 2024 and June 30, 2025 were 3.42% and 2.73%, respectively. As of December 31, 2024 and June 30, 2025, the repayments of all short-term bank borrowings are guaranteed by the Founders or third parties except for one loan from Bank of Beijing that started on December 30, 2024.

(ii)
Loans from investor C

On May 27, 2024, the Company and Beijing X-Charge Technology Co., Ltd. (“ X-Charge Technology”) entered into an adjustment agreement on the convertible loan investment with investor C, pursuant to which all parties agreed that X-Charge Technology shall repay the loan principal in the amount of RMB15 million (equivalent to US$2.1 million) and applicable interest to investor C upon 180 days after the consummation of a qualified IPO.

Subsequently, the qualified IPO was consummated, making the total outstanding amount of RMB 16.13 million (approximately US$2.26 million), comprising principal and accrued interest, due on March 10, 2025. The Company failed to repay by this date, and pursuant to the agreement, overdue principal accrues default interest at a simple rate of 12% per annum from the date of default until full repayment.

On October 28, 2025, X-Charge Technology received a formal notice of arbitration from the China International Economic and Trade Arbitration Commission (“CIETAC”). The notice states that a claim was filed by Investor C seeking repayment of the outstanding principal and interest totaling RMB16.71 million (equivalent to US$2.33 million), plus default interest accruing at an annual rate of 12% from March 9, 2025, as well as recovery of its legal fees and arbitration costs. The claim also demands joint and several liability from the Company, its German subsidiary, and its founders, Mr. Ding Rui and Mr. Hou Yifei. As of the date these financial statements were authorized for issue, the arbitration is pending, and no hearing has been scheduled.